FAIR VALUE MEASUREMENTS - Summary of Level 3 Instruments Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities [Abstract]
Balance	$ (636,716)	$ (726,950)	$ 0
Convertible notes issued during the year			(675,000)
Fair value gain (loss)	(472,877)	41,259	(51,950)
Conversion into Class A ordinary shares	1,080,112	48,975
Balance	(29,481)	(636,716)	(726,950)
Current [Member]
Available-for-sale investments [Abstract]
Beginning balance	0
Investment	72,000
Ending balance	72,000	0
Non-current [Member]
Available-for-sale investments [Abstract]
Beginning balance	70,374	19,249	2,388
Investment		33,000	18,000
Impairment loss	(1,087)	(144)	(1,147)
Unrealized fair value gain included in other comprehensive loss	(12,869)	18,269
Exchange differences			8
Ending balance	$ 56,418	$ 70,374	$ 19,249